Income taxes (Schedule of reconciliation of opening and closing amounts of total unrecognized tax positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Opening balance	$ 393	$ 221
Decrease related to previous years tax positions	(393)	0
Increase related to previous years tax positions	590	0
Increase related to current year tax positions	843	172
Closing balance	$ 1,433	$ 393